Summary of Significant Accounting Policies (Detail)	Jan. 05, 2017	Sep. 30, 2017 USD ($)	Dec. 31, 2016 USD ($)	Sep. 30, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Interest rate of CD			0.45%		0.45%
Reverse stock split of outstanding common shares	0.0333
Cash balance		$ 4,717,821	$ 3,324,609	$ 3,183,525	$ 1,313,421	$ 5,163,262	$ 1,875,749